ACCOUNTS RECEIVABLE, NET (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
ACCOUNTS RECEIVABLE, NET [Line Items]
Accounts receivable	$ 1,645,237	$ 3,748,398
Less: allowance for doubtful accounts
Accounts Receivable, Net, Current	$ 1,645,237	$ 3,748,398